Note 6 - Senior Convertible Notes Payable (Details Textual) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Apr. 02, 2024
Gain (Loss) on Extinguishment of Debt	$ 71,000	$ 0	$ 14,591,000	$ 0
Senior Convertible Notes [Member]
Convertible Debt					$ 1,350,000
Debt Instrument, Convertible, Conversion Price (in dollars per share)					$ 6.4854
Debt Instrument, Interest Rate, Stated Percentage					10.00%
Debt Instrument Interest Rate Default Percentage					18.00%
Debt Issuance Costs, Net					$ 38,000
Debt Instrument, Unamortized Discount					$ 161,000
Debt Instrument, Interest Rate, Effective Percentage					30.32%
Interest Expense, Debt	200,000		200,000
Gain (Loss) on Extinguishment of Debt	100,000
Senior Convertible Notes [Member] | Embedded Derivative Financial Instruments [Member]
Embedded Derivative, Fair Value of Embedded Derivative Liability	400,000		400,000		$ 500,000
Embedded Derivative, Gain (Loss) on Embedded Derivative, Net	$ 100,000		$ 400,000
Senior Convertible Notes [Member] | Minimum [Member]
Debt Instrument, Convertible, Conversion Price (in dollars per share)					$ 1.2978